FT Vest Bitcoin Strategy & Target Income ETF Investment Strategy - FT Vest Bitcoin Strategy & Target Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to bitcoin or income-producing investments. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s investment sub-advisor is Vest Financial LLC (“Vest” or the “Sub-Advisor”). The Fund does not invest directly in bitcoin. Rather, the Fund will invest in a range of options contracts, including standardized listed options, FLexible EXchange options (“FLEX Options”) and options that trade over-the-counter (collectively, “Options”) that will utilize as the reference asset instruments that provide exposure to the returns of bitcoin (each, a "Bitcoin Exposure Instrument"). The Bitcoin Exposure Instruments that may be referenced by the Options include exchange-traded grantor trusts that hold bitcoin (“Bitcoin ETPs”) or indexes seeking to track the performance of a basket of Bitcoin ETPs ("Bitcoin ETP Indexes"). For additional information on the Bitcoin Exposure Instruments, please see below and in the section entitled "Additional Information on the Fund's Investment Objective and Strategies." Through its investments in Options that reference Bitcoin Exposure Instruments, the Fund seeks to deliver partial participation in the returns of bitcoin. The Fund will not fully participate in gains experienced by bitcoin. The Fund does not seek to achieve any specific level of total return performance compared to the return performance of bitcoin or a Bitcoin Exposure Instrument. In addition, the Fund is not purchasing bitcoin directly and is not investing in Options that directly reference bitcoin. Accordingly, while the returns of the Bitcoin Exposure Instruments can be expected to be significantly correlated with bitcoin, there will not be perfect correlation. The performance of a Bitcoin Exposure Instrument is expected to be lower than the performance of bitcoin because of the fees and expenses charged by Bitcoin ETPs. In general, an option gives the purchaser of the option the right to purchase (for a call option) or sell (for a put option) the underlying asset (or deliver cash equal to the value of an underlying asset) at a specified price (the “strike price”). The Fund will gain exposure to increases in value experienced by bitcoin through the purchase of call Options that reference Bitcoin Exposure Instruments. As a buyer of these Options, the Fund pays a premium to the seller of the Options. The Fund will gain exposure to decreases in the value of bitcoin through the sale of put Options that reference Bitcoin Exposure Instruments. As the seller of these Options, the Fund receives a premium from the buyer of the Options. Each of these Options is expected to have an expiration date of one year or less and will be “rolled” to maintain exposure to the Bitcoin Exposure Instrument (i.e., allow the existing Option on the Bitcoin Exposure Instrument to expire and open another Option on the Bitcoin Exposure Instrument that will expire at a later date). In combination, the purchased call and sold put Options generally provide exposure to price returns of bitcoin both on the upside and downside. Additionally, as a means to generate income, the Fund will employ a “partial covered call strategy” that seeks to sell call Options having a strike price roughly equal to the value of the Bitcoin Exposure Instrument at the inception of the Fund or each subsequent roll of the Option (such Options are said to be “at-the-money”). Such Options are expected to have a notional value less than or equal to the total notional value of the Fund's investments in Options that reference Bitcoin Exposure Instruments, such that the short position in each call Option is "covered" by a portion of the Options that reference Bitcoin Exposure Instruments. However, the total notional value of the sold call Options will not exceed 100% of the notional value of the Fund's investments in Options that reference Bitcoin Exposure Instruments. This strategy effectively converts a portion of the upside price return growth of the Bitcoin Exposure Instrument into current income. By doing so, the Fund is giving up full participation potential in Bitcoin Exposure Instrument gains in exchange for call Option premiums. To execute this strategy, the Fund will sell call Options with expirations of less than 30 days (the “Target Income Period”). The amount of call Options sold by the Fund is based on a calculation designed to result in the Fund generating income over the Target Income Period on the average assets of the Fund from premiums from writing call Options that is approximately 15% higher annually than the annual yield of one-month U.S. Treasury securities, before Fund fees and expenses. There is no guarantee that the Fund's income target will be achieved. The Advisor will periodically assess whether the Fund’s income target remains reasonable as market conditions change. The Fund’s sale of call Options to generate the desired level of income affects the degree to which the Fund will participate in increases in value experienced by the Bitcoin Exposure Instrument over the Target Income Period. The more call Options the Fund needs to sell in order to generate the desired level of income, the less the Fund will participate in Bitcoin Exposure Instrument gains. This means that if the Bitcoin Exposure Instrument experiences an increase in value, the Fund will likely not experience that increase to the same extent and may significantly underperform the Bitcoin Exposure Instrument over the Target Income Period. The degree of participation in Bitcoin Exposure Instrument gains will depend on the number of Options needed to produce the premium target income for the Target Income Period, as well as the prevailing market conditions, especially market volatility, at the time the Fund enters into the call Options. The sale of call Options to generate income will not have the same impact on any decreases experienced by the Bitcoin Exposure Instrument over the Target Income Period. Excluding the premiums received from the Fund's sale of call options, the Fund expects to fully participate in all Bitcoin Exposure Instrument losses (e.g. if the Bitcoin Exposure Instrument decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses). The Bitcoin Exposure Instruments The Fund does not invest directly in bitcoin. Rather, the Fund will invest in a range of Options that reference the Bitcoin Exposure Instruments. The Bitcoin Exposure Instruments that may be referenced by the Options include Bitcoin ETPs or Bitcoin ETP Indexes. Bitcoin ETPs are exchange-traded investment products that are not registered under the Investment Company Act of 1940 (the "1940 Act”). The Bitcoin ETPs seek to generally reflect the price performance of bitcoin by purchasing and storing bitcoin in a digital vault and issuing exchange-listed shares that correspond to the price of bitcoin the Bitcoin ETPs hold. Bitcoin ETP Indexes are designed to track the performance of Bitcoin ETPs listed on eligible exchanges. These Bitcoin ETP Indexes aim to provide a benchmark for the price return performance of Bitcoin ETPs, reflecting the market dynamics and trends of bitcoin investments. The primary objective of a Bitcoin ETP Index is to represent the price return performance of Bitcoin ETPs. The Bitcoin ETP Indexes that the Fund may utilize as the Bitcoin Exposure Instrument include: Cboe Bitcoin U.S. ETF Index and Cboe Mini Bitcoin U.S. ETF Index. The Bitcoin ETPs that the Fund may utilize as the Bitcoin Exposure Instrument include: iShares Bitcoin Trust ETF, Grayscale Bitcoin Trust ETF, Fidelity Wise Origin Bitcoin Fund, Bitwise Bitcoin ETF and ARK 21Shares Bitcoin ETF. For additional information on the Bitcoin Exposure Instruments, please see the section entitled “Additional Information on the Fund’s Investment Objective and Strategies.” To the extent the Bitcoin Exposure Instrument is subject to the informational requirements of the Securities Exchange Act of 1934, the Bitcoin Exposure Instrument must file reports and other information with the Securities and Exchange Commission (“SEC”). The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding the Bitcoin Exposure Instrument that files electronically with the SEC and state the address of that site (http://www.sec.gov). General Information on Options The Fund will generally, under normal conditions, hold multiple kinds of Options. The Fund may purchase call Options and put Options, while simultaneously selling (i.e., writing) call Options and put Options. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The FLEX Options that the Fund will hold that reference a Bitcoin Exposure Instrument will give the Fund the right to receive or deliver shares of the Bitcoin Exposure Instrument or cash-settle the FLEX Options on the option expiration date at a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. Traditional exchange-listed options have standardized terms, such as the type, the reference asset, the strike price and expiration date. Exchange-listed options are also guaranteed for settlement by the OCC. Over-the-counter options are options that are exchanged between private parties in the over-the-counter market rather than on exchanges. Over-the-counter options are not executed and settled through clearinghouses, which may expose the Fund to the risk that a counterparty may be unable or unwilling to perform according to a contract. Additionally, any deterioration in a counterparty’s creditworthiness could adversely affect the option. The Fund may also invest in short-term U.S. Treasury securities and cash and cash-equivalents or may utilize a "box spread." A box spread (“Box Spread”) is an offsetting set of options that have risk and return characteristics similar to cash equivalents. A Box Spread consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long. The difference between the strike prices of the synthetic long and the synthetic short determines the expiration value (or value at maturity) of the Box Spread. The Fund's investments in U.S. Treasury securities, cash and cash-equivalents, or options comprising a Box Spread will be classified as "income-producing investments" for purposes of the Fund's 80% investment test. The Fund is classified as “non-diversified” under the 1940 Act. The Fund will not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies. Nevertheless, the Fund may invest more than 25% of its total assets in investments that provide exposure to bitcoin. Additional Information on Bitcoin Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer bitcoin network, a decentralized network of computers that operates on cryptographic protocols (the “Bitcoin network”). The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the “bitcoin protocol.” Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the Bitcoin network and maintain the Bitcoin network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin. No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions. Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.